Summary of significant accounting policies - Estimated useful lives for property and equipment (Details)	6 Months Ended
Mar. 31, 2019
Accounting Policies [Line Items]
Intangibel assets estimated useful lives	10 years
Machinery and equipment
Accounting Policies [Line Items]
Estimated useful lives	5 – 10 years
Transportation equipment
Accounting Policies [Line Items]
Estimated useful lives	4 years
Office equipment
Accounting Policies [Line Items]
Estimated useful lives	3 – 5 years
Leasehold improvement
Accounting Policies [Line Items]
Estimated useful lives	Shorter of lease term or useful life